Income Taxes (Income Tax Expense) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Current federal		$ 2,627	$ 972
Deferred federal	[1]	(187)	85
Total		2,440	1,057
Operating Loss Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Deferred federal		$ 34	$ 34

[1]	Includes tax benefit of operating loss carryforwards of $34 and $34 for the years ended December 31, 2019 and 2018, respectively.